ACQUISITION OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands							12 Months Ended
	Aug. 05, 2022 CNY (¥)	Aug. 05, 2022 USD ($)	Aug. 01, 2022 CNY (¥)	Aug. 01, 2022 USD ($)	Jul. 15, 2021 CNY (¥)	Jul. 15, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Aug. 05, 2022 USD ($)	Aug. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 11, 2021 CNY (¥)	Nov. 17, 2020	Jun. 30, 2020
Business Acquisitions [Abstract]
Cash consideration							¥ 36,000	$ 5,220	¥ 679,941	¥ 1,302,601
Liability classified share-based payments							131,116		55,156		$ 19,010
Net assets acquired:
Operating lease right-of-use assets, net															¥ 20,929
Land use rights, net							576,020		337,235		83,515
Goodwill							1,364,191		1,339,657	¥ 994,993	197,789			$ 194,232
BJ JiangHeCloud [Member]
Net assets acquired:
Land use rights, net			¥ 221,556										$ 32,123
Total consideration in cash			¥ 789,938	$ 114,530
SH Shuzhong [Member]
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)																	100.00%
BJ TenxCloud [Member]
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)					100.00%
Cash consideration					¥ 199,790
Share settled liabilities fair value					214,953	$ 214,577	229,323	$ 33,249
Contingent Consideration, cash to be paid							70,000		70,000
Contingent Consideration, Shares to be issued							167,342
Liability classified share-based payments							131,116		¥ 55,156		$ 19,010
Net assets acquired:
Property and equipment, net					470
Operating lease right-of-use assets, net					2,376
Deferred tax assets					11,097
Other non-current assets					52,328
Total assets acquired					113,071
Other current liabilities					(29,395)
Operating lease liabilities					(2,500)
Deferred tax liabilities					(11,097)
Total liabilities assumed					(42,992)
Net assets acquired					70,079
Purchase consideration					414,743
Goodwill					344,664
Revenue of acquiree since the acquisition date included in the consolidated statement of operations							91,038
Net profit loss of acquiree since the acquisition date included in the consolidated statement of operations							¥ 9,351
BJ TenxCloud [Member] | Maximum [Member]
Business Acquisitions [Abstract]
Service period							36 months	36 months
BJ TenxCloud [Member] | Minimum [Member]
Business Acquisitions [Abstract]
Service period							12 months	12 months
BJ TenxCloud [Member] | Technology platform
Net assets acquired:
Intangible assets					27,800
BJ TenxCloud [Member] | Customer relationships
Net assets acquired:
Intangible assets					¥ 19,000
BJ JHC [Member]
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)																100.00%
Kunshan Kunhui Network Co., Ltd. ("KS Kunhui") [Member]
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)	100.00%											100.00%
Net assets acquired:
Property and equipment, net	¥ 92,157											$ 13,361
Operating lease right-of-use assets, net	199,255											28,889
Cash and cash equivalents	9,014											1,307
Deferred tax assets	13,921											2,020
Other current assets	289,480											41,971
Total assets acquired	692,327											100,380
Other current liabilities	(436,124)											(63,232)
Operating lease liabilities	(208,612)											(30,246)
Deferred tax liabilities	(22,125)											(3,210)
Total liabilities assumed	(666,861)											(96,688)
Net assets acquired	25,466											3,692
Purchase consideration	50,000	$ 7,249
Goodwill	24,534											3,557
Revenue of acquiree since the acquisition date included in the consolidated statement of operations							¥ 0
Net profit loss of acquiree since the acquisition date included in the consolidated statement of operations							24,757	$ 3,589
Kunshan Kunhui Network Co., Ltd. ("KS Kunhui") [Member] | Operating Permits
Net assets acquired:
Intangible assets	59,500											8,627
Kunshan Kunhui Network Co., Ltd. ("KS Kunhui") [Member] | Customer contract
Net assets acquired:
Intangible assets	¥ 29,000											$ 4,205
BJ JiangHeCloud [Member]
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)			100.00%										100.00%
Contingent Consideration, cash to be paid			¥ 57,500				¥ 57,500
Net assets acquired:
Purchase consideration			¥ 847,438